Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Common Stock, Shares Authorized	7,000,000	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	5 years
Stock or Unit Option Plan Expense	$ 100	$ 92
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	69	64
Restricted Stock or Unit Expense	146	136
Stock Options Remaining Available For Future Awards	19,037	30,762
Shares of Restricted Stock Remaining Available For Future Awards		5,197
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	28,255	38,359	42,571
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	152
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years 4 months 24 days
Treasury stock, shares	192,362	192,362
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	174,754	166,454
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	221
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	6	7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 1
Stock Options [Member]
Common Stock, Shares Authorized	205,516
Restricted Stock [Member]
Common Stock, Shares Authorized	82,206